VESSELS, RIGS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
VESSELS, RIGS AND EQUIPMENT, NET	VESSELS, RIGS AND EQUIPMENT, NET

(in thousands of $)	June 30, 2025	December 31, 2024
Cost	4,371,422	4,527,621
Accumulated depreciation	(954,414)	(975,323)
Vessels, rigs and equipment, net	3,417,008	3,552,298

During the six months ended June 30, 2025, the Company recognized capital upgrades of $38.0 million in relation to 13 container vessels, one car carrier and two Suezmax tankers, net of insurance recoveries for one rig.

During the six months ended June 30, 2025, the Company sold the 57,000 dwt dry bulk carrier, SFL Yukon, to an unrelated third party. The Company recognized an impairment loss of $6.8 million prior to the disposal and a loss on the sale of $0.1 million in the Consolidated Statement of Operations. (See also Note 2: Gain/(Loss) on Sale of Vessels).

Also, during the six months ended June 30, 2025, the 1,700 twenty-foot equivalent unit (“TEU”) container vessel, Asian Ace, was sold and delivered to an unrelated third party. The Company received net sale proceeds of $9.5 million and recorded a gain of $4.3 million on the disposal. (See also Note 2: Gain/(Loss) on Sale of Vessels).

Also, during the six months ended June 30, 2025, the Company recorded an impairment loss of $27.3 million on six dry bulk carriers, based on estimated fair value of the vessels using a market approach. The impairment charge arose in the first quarter of 2025 and was primarily triggered due to updated expectations on the timing of potential disposal of the vessels, future estimated cash flows based on current market conditions and outlook, and amounts of disposal proceeds expected to be received. The increasing estimated future costs stemming from U.S. and international trade policies, including tariffs and port fees, have negatively impacted estimated future earnings and values of the vessels. Subsequently, four of the vessels were agreed for sale during the six months ended June 30, 2025.